Provisions	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Provisions
6.3 Provisions

(CHF in millions)	Social charges	Long-service leave	Other	Total

Balance at January 1, 2023	4.3	3.8	4.0	12.1
thereof current	4.3	0.5	0.2	5.0
thereof non-current	—	3.3	3.8	7.2
Additions	5.7	3.2	0.6	9.5
Release	(1.9)	(1.0)	—	(2.9)
Utilization	(1.4)	—	—	(1.4)
Unwinding of discount	—	—	0.1	0.1
Exchange differences	—	(0.2)	(0.1)	(0.3)
Balance at December 31, 2023	6.8	5.8	4.5	17.1
thereof current	6.3	0.7	0.1	7.1
thereof non-current	0.5	5.1	4.3	10.0
Additions	22.9	2.6	3.8	29.3
Release	(1.0)	(0.5)	—	(1.6)
Utilization	(8.2)	—	—	(8.2)
Unwinding of discount	—	—	0.1	0.1
Exchange differences	(0.1)	0.1	0.1	—
Balance at December 31, 2024	20.3	8.0	8.4	36.6
thereof current	20.3	1.0	0.4	21.7
thereof non-current	—	7.0	8.0	14.9

Provisions include social charges, which consider any costs related to local legal requirements related to share-based compensation. Provisions also include the long-service leave provision, which relates to a jubilee bonus to reward long-serving employees. Other primarily relates to provisions for asset retirement obligations, which mainly relates to the dismantling costs for the Zurich headquarters and other retail stores in different locations, and amounts to CHF 5.9 million as of December 31, 2024 (CHF 4.5 million as of December 31, 2023). Other further includes provisions for legal matters, which represent the current best estimate of a probable economic outflow.

Accounting policies
Provisions are recognized when On has a present obligation (legal or constructive) as a result of a past event, where it is probable that an outflow of resource will be required to settle the obligation, and where a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows.

From time to time, we are subject to potential litigation. Provisions for legal matters are recorded when an economic outflow for the legal matter or other dispute is probable and when a reliable estimate of the economic outflow can be made. Provisions for legal matters where an economic outflow is less than probable, or when it is considered probable but cannot be reliably estimated, would be disclosed unless the possibility of an economic outflow is remote.

Significant judgments and accounting estimates	Provisions are based upon best estimates, taking into consideration past experience and currently available information. Given that judgment has to be applied, the actual costs and results may differ from these estimates.